Share capital and premium related to the share capitals - Additional Information (Detail) - USD ($) $ in Thousands		3 Months Ended	6 Months Ended
	Jun. 27, 2023	Dec. 31, 2022	Jun. 30, 2023
Capital structure [line items]
Increase (decrease) through transfer between retained earnings into share premium	$ 134,000
Share premium [member]
Capital structure [line items]
Transaction costs			$ 1,455
Increase (decrease) through transfer between retained earnings into share premium	$ (134,000)
Capital Evolution 2023 [Member]
Capital structure [line items]
Number of shares issued			9,907,800
Gross proceeds			$ 24,800
Transaction costs		$ 600	$ 2,000